Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable.
Schedule of components of accounts receivable

	As of December 31,
	2013	2014
	$	$
Components of accounts receivable are as follows:
Delivery service providers(a)	573,085	5,426,784
Other trade receivables(b)	2,482,325	18,317,410
Other customers	36	1,253,211

Total	3,055,446	24,997,405

Note	a: For certain sales transactions, delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.
Note	b: The Company provides lending to some of its suppliers, and record corresponding accounts receivables as it keeps the right of recourse.

Schedule of accounts receivable for more than 10%
	As of December 31
	2013	2014
Lending to supplier A	32%	12%
Lending to supplier B	15%	10%